Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events
Subsequent Events

Note 9: Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were available to be issued and determined that, except as described below, no events have occurred that would require adjustment to, or disclosure in, the financial statements.

On November 12, 2025, the Company filed a Current Report on Form 8-K describing several corporate governance and executive leadership developments that occurred on November 7, 2025. On that date, Richard A. Muller resigned from the Board of Directors to focus on his continuing responsibilities as Chief Technology Officer. Also on November 7, 2025, the Board formally appointed Michael Brasel as Chief Operating Officer and Jon Gordon as General Counsel and Secretary, each of whom began serving in those roles during October 2025. Their appointments were ratified, and the Company entered into employment agreements with each executive.

The Board also appointed Leslie Goldman Tepper and Jonathon Angell as directors and, in connection with these appointments, reconstituted its committee structure. Ms. Goldman Tepper was designated as Chair of the Nominating and Governance Committee and as a member of the Compensation Committee, and Mr. Angell was designated as Chair of the Compensation Committee and as a member of the Nominating and Governance Committee. The Board determined that Ms. Goldman Tepper is independent under applicable SEC rules and the corporate governance standards of the Nasdaq Stock Market, which the Company follows on a voluntary basis, and that Mr. Angell is not independent due to his prior service as an officer but qualifies as a non-employee director under Rule 16b-3 of the Exchange Act.

In addition, the Board adopted an Executive Severance Policy and approved equity awards to the newly appointed executives and directors under the Company’s 2025 Equity Incentive Plan. In connection with their appointments to the Board, Ms. Goldman Tepper and Mr. Angell each received 100,000 restricted stock units. Each restricted stock unit represents the right to receive one share of the Company’s common stock upon vesting. The awards vest in full six months after the grant date, subject to the holder’s continued service through the vesting date. After vesting, the holder may elect to defer receipt of the shares until the earlier of a qualifying distribution event or the end of the holder’s service, as permitted under the Company’s Equity Incentive Plan.

On November 7, 2025, the Company’s Board of Directors approved the grant of 373,000 stock options to employees and executives under the Company’s 2025 Equity Incentive Plan. The options have an exercise price of $2.73, which was the fair market value of the Company’s common stock on the date of grant. The options vest over a 4-year period with a one-year cliff.

Note 10: Subsequent Events

The Company has evaluated subsequent events through August 29, 2025, the date these financial statements were available to be issued, and determined that except for the transactions described below or as noted in Note 7, there have been no events that occurred that would require adjustments to the Company’s disclosures.

SAFE Notes

From January 1, 2025 through the date these financial statements were issued, the Company executed SAFE Notes in the aggregate amount of $2,893,000 at valuation caps ranging from $45 – 80 million. The terms of the SAFE Notes are similar to the SAFE Notes as described in Note 4.

Restricted Common Stock

From January 1, 2025 through the date these financial statements were issued, the Company granted 1,213,555 shares of the Company’s common stock subject to four-year vesting, that remain outstanding.